Derivative Financial Instruments and Market Risks - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notional amount [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	€ 9,731	€ 11,278	€ 6,095
Notional amount [Member] | Forward currency sales [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	5,074	5,298	3,472
Notional amount [Member] | Forward currency sales in USD [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	3,542	3,356	2,171
Notional amount [Member] | Forward currency sales in Japanese Yen [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	867	1,036	612
Notional amount [Member] | Forward currency sales in Australian Dollar [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	281	254	266
Notional amount [Member] | Forward currency purchases [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	4,657	5,980	2,623
Notional amount [Member] | Forward currency purchases in Singapore Dollar [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	2,281	878	310
Notional amount [Member] | Forward currency purchased in Canadian Dollar [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	907		145
Notional amount [Member] | Forward currency purchases in Czech Koruna [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	431	332	245
Fair value [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	68	3	(35)
Fair value [Member] | Forward currency sales [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	86	(28)	(44)
Fair value [Member] | Forward currency sales in USD [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	50	(37)	(30)
Fair value [Member] | Forward currency sales in Japanese Yen [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	34		(9)
Fair value [Member] | Forward currency sales in Australian Dollar [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	1	5	(4)
Fair value [Member] | Forward currency purchases [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	(18)	31	9
Fair value [Member] | Forward currency purchases in Singapore Dollar [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	(23)	5
Fair value [Member] | Forward currency purchased in Canadian Dollar [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	6		(1)
Fair value [Member] | Forward currency purchases in Czech Koruna [Member] | Less than 1 year [Member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	€ 6	€ (1)	€ (1)